Deferred tax assets and liabilities (Details 3) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Current tax expense / (benefit)
Current period	₨ 639,982		₨ 671,877	₨ 345,707
Deferred tax expense / (benefit)
Origination and reversal of temporary differences	(49,721)		(603,463)	(31,368)
MAT credit entitlement	0		0	0
Total income tax expense / (benefit)	₨ 590,261	$ 7,786	₨ 68,414	₨ 314,339